Restricted Cash (Details)	Sep. 09, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 09, 2019 USD ($)	Sep. 09, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Restricted Cash (Textual)
Restricted cash | $		$ 225,500	$ 225,500
Liquidity agreement term	1 year
Euro [Member]
Restricted Cash (Textual)
Restricted cash				€ 200,000
Compensation paid in advance	€ 20,000